CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Reconciliation of Contingent Consideration
A rollforward of contingent consideration for the years ended December 31, 2021 and December 31, 2020 was as follows:

Amount

(U.S. Dollars in thousands)
Balance as of December 31, 2019	$16,667
Payments	(7,729)
Additions	658
Remeasurement loss	519
Foreign exchange impact	583
Balance as of December 31, 2020	10,698
Payments	(5,031)
Additions	944
Remeasurement loss	1,036
Foreign exchange impact	(387)
Balance as of December 31, 2021	$7,260